Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Income Tax Disclosure [Abstract]
Beginning of year	$ 259	$ 258	$ 371
Increases from prior period tax positions	26	2	11
Decreases from prior period tax positions	(74)	(5)	(90)
Decreases from statute of limitations expirations	(14)	(28)	0
Increases from current period tax positions	67	39	16
Net transfers to Mondelēz International	0	0	(9)
Decreases relating to settlements with taxing authorities	(3)	(3)	(33)
Currency and other	(5)	(4)	(8)
End of year	$ 256	$ 259	$ 258